Short Term Investments And Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Investments And Marketable Securities [Abstract]
Short-Term Investments And Marketable Securities

	December 31,
	2012	2011

Available-for-sale securities	$2,446	$3,794
Bank deposits	56,000	60,968
Total	$58,446	$64,762

Schedule Of Available-For-Sale Securities

		Gross	Gross
	Carrying	unrealized	unrealized
	amount	holding gains	holding (losses)	Fair value

At December 31, 2012	$32,368	$295	$(29)	$32,634

At December 31, 2011	$20,682	$3	$(888)	$19,797

Schedule Of Maturities For Available-For-Sale Securities

	Carrying
	amount	Fair value
Current maturities	$2,434	$2,446
Due after one year through five years	29,934	30,188
	$32,368	$32,634